Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 116,629	€ 110,699
Financial liabilities	211,179	232,083
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,160	29,658
Financial liabilities	41,618	46,930
Net Exposure	(6,458)	(17,272)
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,681	18,927
Financial liabilities	8,206	14,192
Net Exposure	6,475	4,735
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,499	15,027
Financial liabilities	10,089	16,664
Net Exposure	(590)	(1,637)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,457	4,334
Financial liabilities	2,371	2,435
Net Exposure	2,086	1,899
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	397	2,263
Financial liabilities	427	1,290
Net Exposure	(30)	973
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,723	666
Financial liabilities	8,732	7,934
Net Exposure	(6,009)	(7,268)
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,713	1,395
Financial liabilities	1,850	1,883
Net Exposure	(137)	(488)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,245	5,178
Financial liabilities	4,607	7,233
Net Exposure	(2,362)	(2,055)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,875	77,448
Financial liabilities	77,900	98,561
Net Exposure	€ (7,025)	€ (21,113)